3 Segment Information	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Segment Information
3	Segment Information

Revenue from contracts with customers

Geographical analysis of revenue by destination of customer

	2020 £’000	2019 £’000	2018 £’000
Revenue from continuing operations:
United Kingdom	4	197	149
Rest of Europe	114	55	–
Rest of the World	62	60	–
	180	312	149
Revenue from discontinued operations
United States	–	–	3,882

All revenue from continuing operations came from the sale of services in 2020, 2019 and 2018.

In 2020, all revenue from continuing operations came from 3customers (2019: 3 customers; 2018: 1 customer). Within revenue from discontinued operations for 2018, reported in the consolidated statement of comprehensive income under loss from discontinued operations, four customers each accounted for at least 10% of revenue from discontinued operations:

	2020 £’000	2019 £’000	2018 £’000
Customer A	64%	63%	100%
Customer B	34%	19%	-
Customer C	2%	18%	-

Following the disposal of the US commercial business in 2018, the Group contains one reportable operating segment, Pipeline Research and Development (‘Pipeline R&D’). This segment seeks to develop products using the Group’s nanomedicine and sustained release technology platforms.

The accounting policies of the reportable segments are consistent with the Group’s accounting policies described in note 1. Segment results represent the result of each segment without the allocation of head office expenses, interest expense, interest income and tax.

No measures of segment assets and segment liabilities are reported to the Group’s Board of Directors in order to assess performance and allocate resources. There is no intersegment activity and all revenue is generated from external customers.

Both the UK and Spanish entities meet the aggregation criteria and have therefore been presented as a single reportable segment under Pipeline R&D. The research and development activities involve the discovery and development of pharmaceutical products in the field of nanomedicine and sustained release technology. The US operating company was engaged in the sale and marketing of cancer supportive care products and was reported historically under the Commercial segment.

In the following segmented results tables, depreciation and amortisation allocated to research and development costs, and administrative costs in the consolidated statements of comprehensive income, are presented separately.

Segmented results for the year ended 31 December 2020

	Pipeline R&D £’000	Commercial (discontinued) £’000	Consolidated (including discontinued operations) £’000
Revenue	180	-	180
Grant revenue	163	-	163
Total revenue	343	-	343
Other income	12	-	12
Cost of sales	-	-	-
Research and development costs	(4,886)	-	(4,886)
Distribution costs, sales and marketing	(6)	-	(6)
Administrative costs	(4,917)	-	(4,917)
Depreciation	(1,207)	-	(1,207)
Amortisation	(10)	-	(10)
Impairment	(12,369)		(12,369)
Loss from operations	(23,040)	-	(23,040)
Finance income	1	-	1
Finance expense	(431)	-	(431)
Loss before tax	(23,470)	-	(23,470)
Taxation	1,281	-	1,281
Loss for the year	(22,189)	-	(22,189)
Loss from continuing operations			(22,189)
Loss from discontinued operations			-

Segmented results for the year ended 31 December 2019

	Pipeline R&D £’000	Commercial (discontinued) £’000	Consolidated (including discontinued operations) £’000
Revenue	312	–	312
Grant revenue	362	–	362
Total revenue	674	–	674
Other income	15	–	15
Cost of sales	–	–	-
Research and development costs	(6,624)	–	(6,624)
Distribution costs, sales and marketing	(323)	–	(323)
Administrative costs	(3,775)	–	(3,775)
Loss from discontinued operations, net of tax	–	(947)	(947)
Depreciation	(1,282)	–	(1,282)
Amortisation	(3)	–	(3)
Loss from operations	(11,318)	(947)	(12,265)
Finance income	492	–	492
Finance expense	(97)	–	(97)
Loss before tax	(10,923)	(947)	(11,870)
Taxation	1,785	–	1,785
Loss for the year	(9,138)	(947)	(10,085)
Loss from continuing operations			(9,138)
Loss from discontinued operations			(947)

Segmented results for the year ended 31 December 2018

	Pipeline R&D £’000	Commercial (discontinued) £’000	Consolidated (including discontinued operations) £’000
Revenue	149	3,882	4,031
Grant revenue	1,789	–	1,789
Total revenue	1,938	3,882	5,820
Cost of sales	–	(1,286)	(1,286)
Research and development costs	(8,555)	(283)	(8,838)
Distribution costs, sales and marketing	–	(4,357)	(4,357)
Administrative costs	(4,087)	(872)	(4,959)
Loss on disposal of discontinued operations	–	(1,407)	(1,407)
Depreciation	(1,011)	(5)	(1,016)
Amortisation	(100)	(334)	(434)
Loss from operations	(11,815)	(4,662)	(16,477)
Finance income	2	–	2
Finance expense	(587)	–	(587)
Loss before tax	(12,400)	(4,662)	(17,062)
Taxation	2,032	–	2,032
Loss for the year	(10,368)	(4,662)	(15,030)
Loss from continuing operations			(10,368)
Loss from discontinued operations			(4,662)

All material additions to non-current assets in 2020, 2019 and 2018 were in the Pipeline R&D segment.

Non-current assets by location of assets

	2020 £’000	2019 £’000	2018 £’000
United Kingdom	542	12,775	12,966
Spain		4,383	1,860
	542	17,158	14,826